Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs and expenses by nature
Selling expense	$ 92	$ 95	$ 68
Personnel	181	212	234
Services	85	92	77
Depreciation and amortization	56	62	91
Others	73	62	61
Selling and administrative expenses	$ 487	$ 523	$ 531